Preferred shares - Activities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Preferred shares activities
Beginning balance		¥ 478,962
Deemed contribution from preferred shareholders	$ (377)	(2,618)
Ending balance			¥ 478,962
Preferred shares
Preferred shares activities
Beginning balance		¥ 478,962	¥ 277,723	¥ 65,531
Beginning balance (in shares) | shares	170,928,639	170,928,639	149,434,323	78,233,710
Issuance of Preferred Shares			¥ 125,574	¥ 169,724
Issuance of Preferred Shares (in shares) | shares			21,494,316	63,863,145
Re-designation of ordinary shares to preferred shares				¥ 19,448
Re-designation of ordinary shares to preferred shares (in shares) | shares				7,337,468
Accretion to preferred shares redemption value		¥ 91,631	¥ 75,665	¥ 23,020
Deemed contribution from preferred shareholders		(2,618)
Conversion to ordinary shares upon IPO		¥ (567,975)
Conversion to ordinary shares upon IPO (in shares) | shares	170,928,639	170,928,639
Ending balance			¥ 478,962	¥ 277,723
Ending balance (in shares) | shares			170,928,639	149,434,323
Series A Preferred Shares
Preferred shares activities
Beginning balance		¥ 30,996	¥ 17,949	¥ 12,274
Beginning balance (in shares) | shares	30,000,000	30,000,000	30,000,000	30,000,000
Accretion to preferred shares redemption value		¥ 14,137	¥ 13,047	¥ 5,675
Deemed contribution from preferred shareholders		(520)
Conversion to ordinary shares upon IPO		¥ (44,613)
Conversion to ordinary shares upon IPO (in shares) | shares	(30,000,000)	(30,000,000)
Ending balance			¥ 30,996	¥ 17,949
Ending balance (in shares) | shares	0	0	30,000,000	30,000,000
Series B Preferred Shares
Preferred shares activities
Beginning balance		¥ 87,263	¥ 63,366	¥ 53,257
Beginning balance (in shares) | shares	48,233,710	48,233,710	48,233,710	48,233,710
Accretion to preferred shares redemption value		¥ 26,068	¥ 23,897	¥ 10,109
Deemed contribution from preferred shareholders		(671)
Conversion to ordinary shares upon IPO		¥ (112,660)
Conversion to ordinary shares upon IPO (in shares) | shares	(48,233,710)	(48,233,710)
Ending balance			¥ 87,263	¥ 63,366
Ending balance (in shares) | shares	0	0	48,233,710	48,233,710
Series C Preferred Shares
Preferred shares activities
Beginning balance		¥ 231,296	¥ 196,408
Beginning balance (in shares) | shares	71,200,613	71,200,613	71,200,613
Issuance of Preferred Shares				¥ 169,724
Issuance of Preferred Shares (in shares) | shares				63,863,145
Re-designation of ordinary shares to preferred shares				¥ 19,448
Re-designation of ordinary shares to preferred shares (in shares) | shares				7,337,468
Accretion to preferred shares redemption value		¥ 40,901	¥ 34,888	¥ 7,236
Deemed contribution from preferred shareholders		(1,112)
Conversion to ordinary shares upon IPO		¥ (271,085)
Conversion to ordinary shares upon IPO (in shares) | shares	(71,200,613)	(71,200,613)
Ending balance			¥ 231,296	¥ 196,408
Ending balance (in shares) | shares	0	0	71,200,613	71,200,613
Series D Preferred Shares
Preferred shares activities
Beginning balance		¥ 129,407
Beginning balance (in shares) | shares	21,494,316	21,494,316
Issuance of Preferred Shares			¥ 125,574
Issuance of Preferred Shares (in shares) | shares			21,494,316
Accretion to preferred shares redemption value		¥ 10,525	¥ 3,833
Deemed contribution from preferred shareholders		(315)
Conversion to ordinary shares upon IPO		¥ (139,617)
Conversion to ordinary shares upon IPO (in shares) | shares	(21,494,316)	(21,494,316)
Ending balance			¥ 129,407
Ending balance (in shares) | shares	0	0	21,494,316